CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Net Loss	$ (5,657,173)	$ (6,801,714)
Change in Equity Adjustment from Foreign Currency Translation, Net of Tax	(4,945)	(7,041)
Comprehensive Loss	$ (5,662,118)	$ (6,808,755)